Loan Payable - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 29, 2022	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility fees	$ 32,752				$ 32,752	$ 40,489		$ 50,733
Loss on modification of loan					(314)	4,005
Interest expense					5,091	5,247
Sprott Facility
Disclosure of detailed information about borrowings [line items]
Credit facility fees	$ 32,752		$ 44,000	$ 44,000	$ 32,752	$ 40,489		42,734
Maturity date			July 31, 2022
Annual interest rate, percentage	12.98%		7.00%	7.00%	12.98%
Paid cash fees			$ 795
Shares issued in connection with Sprott credit facility (in shares) | shares			450,730
Shares issued in connection with Sprott credit facility			$ 1,239
Share issued price per share | (per share)			$ 2.74	$ 3.46
Restricted cash	$ 1,500				$ 1,500
Percentage of fee on outstanding loan balance						1.50%
Fees on loan payable						$ 660
Loss on modification of loan	(314)				(314)	$ 4,005
Borrowings, effective interest rate, percentage						12.39%
Early repayment of loan	10,000
Borrowings outstanding	34,660				34,660
Interest expense					5,091	$ 4,927
Interest paid					3,142	3,167
SSR VTB Note
Disclosure of detailed information about borrowings [line items]
Credit facility fees	$ 0	$ 8,000			0	0		$ 7,999
Annual interest rate, percentage		10.00%					13.00%
Loss on modification of loan					0	0
Interest expense					$ 0	$ 320
Interest rate increase period (in days)		180 days
Note payable issued		$ 7,848